Revenues (Details) - Schedule of Disaggregation of Our Revenue - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue	$ 72,524	$ 69,026
Stewarding Services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	10,156	7,599
Cleaning Services for Commercial Office Tenants [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	5,870	4,899
Service Revenues from Singapore [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	72,042	68,253
Other cleaning service revenues from Malaysia [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	53	265
Sales of products [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	429	508
Revenue by service line [Member] | Facilities cleaning services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	56,016	55,755
Revenue by customer category [Member] | Facilities cleaning services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	56,016	55,755
Revenue by customer category [Member] | Cleaning Services for Commercial Office Tenants [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	5,870	4,899
Revenue by customer category [Member] | Service Revenues from Singapore [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	72,042	68,252
Revenue by customer category [Member] | Other cleaning service revenues from Malaysia [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	53	265
Revenue by customer category [Member] | Sales of products [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	429	508
Revenue by customer category [Member] | Conservancy common areas [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	11,325	9,720
Revenue by customer category [Member] | Commercial [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	10,305	11,369
Revenue by customer category [Member] | Institutional [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	17,202	17,324
Revenue by customer category [Member] | Multi-family residential [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	4,201	6,873
Revenue by customer category [Member] | Hotel [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	4,649	5,182
Revenue by customer category [Member] | Singapore Changi Airport [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	7,247	3,176
Revenue by customer category [Member] | Industrial [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	516	1,046
Revenue by customer category [Member] | Others [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	571	1,065
Revenue by customer category [Member] | Stewarding Services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue by customer and service	$ 10,156	$ 7,599